UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22591

Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) - 74.3%

AEROSPACE & DEFENSE - 4.2%

Data Device Corp. (ILC Industries) Term Loan 2 11.50%, 07/11/19 (b)	4,000,000	3,760,000
Photonis Term Loan, 8.50%, 09/18/19	3,930,000	3,910,350
SRA International Term Loan, 6.50%, 07/20/18	4,000,000	3,967,500

		11,637,850

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 13.5%

BATS Global Markets, Inc. Term Loan, 7.00%, 12/19/18	2,662,500	2,682,469
EZE Software Group LLC Second Lien Initial Term Loan, 8.75%, 04/05/21 (b)	736,000	747,960
First Data Corp. 2018 Dollar Term Loan, 4.18%, 03/23/18	4,000,000	3,970,000
HUB International Ltd. Term Loan B, 09/17/20 (c)	4,800,000	4,812,000
ION Trading Technologies S.A.R.L. (Luxembourg) Second Lien Term Loan, 8.25%, 05/22/21 (d)	1,487,000	1,491,647
KCG Holdings, Inc. (Knight Capital) Term Loan B, 5.75%, 12/05/17	737,000	736,543
Medical Card Systems, Inc. Term Loan, 12.00%, 09/17/15 (b)	4,579,998	4,442,599
MMM Holdings, Inc. MMM Term Loan, 9.75%, 12/12/17	1,420,623	1,429,502
MSO of Puerto Rico, Inc. MSO Term Loan, 9.75%, 12/12/17	1,033,178	1,039,636
National Financial Partners Corp. Term Loan B, 5.25%, 07/01/20	5,177,025	5,224,498
Nuveen Investments, Inc. Tranche B First Lien Term Loan, 4.18%, 05/13/17	2,286,000	2,262,431
Sedgwick Claims Management Services, Inc. Second Lien Term Loan B, 8.00%, 12/12/18	1,169,000	1,192,386
Ship Luxco 3 S.a.r.l. (RBS Worldpay) Term Loan B2A-11, 5.25%, 11/29/19	490,000	494,219
Term Loan C2, 4.75%, 11/29/19	960,000	966,451
VFH Parent, LLC Term Loan, 07/08/16 (c)	2,888,019	2,916,899
Walter Investment Management Corp. First Lien Term Loan, 5.75%, 11/28/17	2,941,299	2,971,329

		37,380,569

	Principal Amount ($)	Value ($)

BEVERAGE, FOOD & TOBACCO - 0.4%

Arysta LifeScience SPC, LLC Second Lien Term Loan, 8.25%, 11/30/20	1,028,000	1,029,285

CAPITAL EQUIPMENT - 1.1%

Sensus USA, Inc. First Lien Term Loan, 4.75%, 05/09/17	2,977,099	2,958,492

CHEMICALS, PLASTICS, & RUBBER - 1.5%

Cyanco Intermediate Corp. Term Loan, 5.50%, 05/01/20	2,794,970	2,812,439
OCI Beaumont LLC Term Loan B-1, 6.25%, 08/20/19 (b)	511,198	512,476
Term Loan B-2, 6.25%, 08/20/19 (b)	961,052	963,455

		4,288,370

CONSUMER GOODS: NON-DURABLE - 4.6%

Allflex Holdings III, Inc. Second Lien Initial Term Loan, 8.00%, 07/19/21	2,400,000	2,438,004
Fender Musical Instruments Corp. Initial Term Loan, 5.75%, 04/03/19	481,250	483,858
Herff Jones Term Loan B, 5.50%, 06/25/19	3,801,095	3,820,063
Polyconcept Term Loan, 6.00%, 06/28/19	3,375,917	3,363,258
Topps Term Loan, 10/02/20 (c)	2,530,000	2,542,650

		12,647,833

ENERGY: OIL & GAS - 5.3%

Atlas Energy Term Loan, 6.50%, 07/31/19	1,260,000	1,275,750
BBTS Borrower LP Term Loan, 7.75%, 06/04/19	2,749,185	2,790,423
Drillships Financing Holding, Inc. Tranche B-2 Term Loan, 5.50%, 07/15/16	5,600,000	5,677,028
EMG Utica, LLC Term Loan, 4.75%, 03/27/20	1,553,000	1,561,736
Sprint Industrial Holdings First Lien Term Loan, 7.00%, 05/14/19	1,795,500	1,810,088
Total Safety First Lien Term Loan, 5.75%, 03/13/20	1,511,405	1,528,408

		14,643,433

ENVIRONMENTAL INDUSTRIES - 1.1%

Tervita Corp. (Canada) Term Loan, 6.25%, 05/15/18 (d)	2,985,000	2,926,897

FOREST PRODUCTS & PAPER - 0.8%

Caraustar Industries, Inc. Term Loan, 7.50%, 05/01/19 (b)	2,226,078	2,255,295

See accompanying Notes to Schedule of Investments.	1

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

HEALTHCARE & PHARMACEUTICALS - 6.6%

DJO Finance LLC (ReAble Therapeutics Finance, LLC) Tranche B Term Loan, 4.75%, 09/15/17	809,880	814,132
Faenza Germany GmbH Holdings (Ceramtec Acquisition) (Germany) Initial Dollar Term Loan B-1, 4.25%, 08/30/20 (d)	2,000,000	2,007,920
Gentiva Health Services, Inc. Term Loan A1, 6.25%, 08/17/15	2,968,750	2,975,059
InVentiv Health, Inc. Consolidated Term Loan, 7.50%, 08/04/16	446,030	432,649
Medpace Intermediateco, Inc. Term Loan B, 5.25%, 06/19/17 (b)	1,911,757	1,918,926
MModal, Inc. Term Loan B, 7.50%, 08/16/19	956,414	934,096
Smile Brands, Inc. Term Loan, 7.50%, 08/16/19	4,000,000	3,951,260
Steward Health Care System LLC Term Loan, 6.75%, 04/10/20 (b)	1,524,180	1,497,507
U.S. Renal Care, Inc. First Lien Initial Term Loan, 07/03/19 (b) (c)	2,666,689	2,700,023
Term Loan 2, 8.50%, 07/03/20	1,010,000	1,018,418

		18,249,990

HIGH TECH INDUSTRIES - 3.2%

Landesk Term Loan, 5.25%, 08/09/19	2,952,600	2,974,744
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E Term Loan, 4.00%, 03/08/20	5,956,070	5,985,850

		8,960,594

HOTEL, GAMING & LEISURE - 2.2%

Centaur Acquisition, LLC First Lien Term Loan, 5.25%, 02/20/19	995,000	1,001,219
Second Lien Term Loan, 8.75%, 02/20/20	3,000,000	3,030,000
Peppermill Casinos, Inc. Term Loan B, 7.25%, 11/09/18	1,989,975	2,030,580

		6,061,799

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 5.0%

Cenveo Corp. Term Loan B, 6.25%, 02/13/17	529,340	533,530
F&W Media Term Loan, 7.75%, 06/30/19	3,192,000	3,122,845
Merrill Communications LLC Term Loan, 7.25%, 03/08/18	4,169,050	4,200,318
Springer SBM Two GMBH (Germany) Initial Term Loan B2, 5.00%, 08/14/20 (d)	5,048,000	5,023,542

	Principal Amount ($)	Value ($)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)

SymphonyIRI Group, Inc. Term Loan, 09/30/20 (c)	1,077,908	1,080,603

		13,960,838

MEDIA: BROADCASTING & SUBSCRIPTION - 3.4%

Hargray Communications Term Loan B, 4.75%, 06/26/19	2,293,253	2,307,585
Hemisphere Media Term Loan B, 6.25%, 07/30/20	2,344,125	2,349,985
New Wave Communications Term Loan 1, 5.00%, 04/30/20	966,567	967,171
Term Loan 2, 9.00%, 10/30/20 (b)	860,224	873,128
TWCC Holding Corp. Second Lien Term Loan, 7.00%, 12/11/20 (b)	2,870,000	2,952,512

		9,450,381

MEDIA: DIVERSIFIED & PRODUCTION - 1.3%

Technicolor S.A. (France) Term Loan B, 7.25%, 07/10/20 (d)	3,699,000	3,630,014

METALS & MINING - 1.3%

Murray Energy Corp. Term Loan, 4.75%, 05/24/19	498,750	499,551
Oxbow Carbon LLC (Oxbow Calcining LLC) Term Loan B, 8.00%, 01/19/20	3,000,000	3,075,000

		3,574,551

RETAIL - 1.1%

Sears Brands, LLC Term Loan B, 06/30/18 (c)	3,020,000	3,002,076

SERVICES: BUSINESS - 9.1%

Applied Systems, Inc. Second Lien Term Loan, 8.25%, 06/08/17	3,000,000	3,030,000
Custom Ecology Term Loan, 6.75%, 06/26/19 (b)	2,538,638	2,548,157
Endurance Business Media, Inc. First Lien Term Loan, 6.25%, 11/09/19	1,868,793	1,881,650
Infogroup, Inc. Term Loan B, 8.00%, 05/26/18	2,715,897	2,448,830
Onex Carestream Finance L.P. First Lien 2013 Term Loan, 5.00%, 06/07/19	2,639,588	2,656,745
Second Lien Term Loan, 9.50%, 12/07/19	3,000,000	2,985,000
Sutherland Global (Cayman Islands) Term Loan, 7.25%, 03/06/19 (b) (d)	1,815,045	1,812,777
Sutherland Global Services, Inc. U.S. Tranche Term Loan, 7.25%, 03/06/19 (b)	4,019,029	4,014,005

2	See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

SERVICES: BUSINESS (continued)
Trinet HR Corp. (SOI Holdings, Inc.) Term Loan B2, 5.00%, 08/20/20	4,010,000	3,956,066

		25,333,230

SERVICES: CONSUMER - 1.2%

Laureate Education, Inc. Series 2018 Extended Term Loan, 5.25%, 06/15/18	3,444,528	3,456,377

TELECOMMUNICATIONS - 4.3%

Avaya, Inc. Term Loan B-5, 8.00%, 03/31/18.	3,965,388	3,764,997
Global Tel*Link Term Loan, 5.00%, 05/23/20	1,110,218	1,096,340
LTS Buyer LLC (Sidera Networks, Inc.) Second Lien Term Loan, 8.00%, 04/12/21 (b)	1,444,000	1,465,660
Securus Technologies Holdings, Inc. Term Loan 2, 9.00%, 04/30/21	3,000,000	2,958,765
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	2,523,382	2,522,751

		11,808,513

TRANSPORTATION: CARGO - 0.6%

Commercial Barge Line Co. First Lien Initial Term Loan, 7.50%, 09/22/19	1,693,490	1,651,153

TRANSPORTATION: CONSUMER - 2.5%
Sabre Holdings Term Loan B, 5.25%, 02/19/19	1,985,000	1,990,419
Travelport LLC Term Loan B, 6.25%, 06/26/19	4,728,150	4,799,096

		6,789,515

Total Senior Loans (Cost $203,872,402)		205,697,055

Corporate Notes and Bonds - 56.8%

AEROSPACE & DEFENSE - 1.5%
DynCorp International, Inc. 10.38%, 07/01/17	4,000,000	4,140,000

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 9.7%

First Data Corp. 10.63%, 06/15/21 (e)	5,000,000	5,100,000
11.25%, 01/15/21 (e)	1,800,000	1,890,000
Jefferies Finance, LLC/JFIN Co-Issuer Corp. 7.38%, 04/01/20 (e)	5,500,000	5,472,500
KCG Holdings, Inc. (Knight Capital) 8.25%, 06/15/18 (e)	5,667,000	5,610,330
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 07/01/21	3,860,000	3,715,250

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE AND REAL ESTATE (continued)

SquareTwo Financial Corp. 11.63%, 04/01/17	4,782,000	5,045,010

		26,833,090

BEVERAGE, FOOD & TOBACCO - 4.4%

Chiquita Brands International, Inc. (Chiquita Brands, LLC) 7.88%, 02/01/21 (e)	5,400,000	5,751,000
Land O’Lakes Capital Trust I 7.45%, 03/15/28 (e)	6,719,000	6,567,822

		12,318,822

CHEMICALS, PLASTICS, & RUBBER - 7.6%

Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/18 (e)	3,600,000	3,510,000
PetroLogistics LP/PetroLogistics Finance Corp. 6.25%, 04/01/20 (e)	2,354,000	2,318,690
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp. 6.50%, 04/15/21 (e)	5,000,000	4,925,000
TPC Group, Inc. 8.75%, 12/15/20 (e)	10,000,000	10,275,000

		21,028,690

CONSUMER GOODS: NON-DURABLE - 1.8%

American Greetings Corp. 7.38%, 12/01/21	5,000,000	4,912,500

ENERGY: OIL & GAS - 6.9%

LBC Tank Terminals Holding Netherlands BV (Belgium) 6.88%, 05/15/23 (d) (e)	5,000,000	5,050,000
Sidewinder Drilling, Inc. 9.75%, 11/15/19 (e)	8,000,000	7,800,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.50%, 07/01/21 (e)	5,000,000	5,187,500
Western Refining, Inc. 6.25%, 04/01/21	1,000,000	985,000

		19,022,500

ENVIRONMENTAL INDUSTRIES - 2.0%

Tervita Corp. (Canada) 8.00%, 11/15/18 (d) (e)	2,000,000	2,017,500
9.75%, 11/01/19 (d) (e)	3,800,000	3,515,000

		5,532,500

HEALTHCARE & PHARMACEUTICALS - 8.1%

CRC Health Corp. 02/01/16 (c)	4,000,000	4,007,500
Gentiva Health Services, Inc. 11.50%, 09/01/18	8,000,000	8,340,000
InVentiv Health, Inc. 11.00%, 08/15/18 (e)	7,000,000	5,687,500
11.00%, 08/15/18 (e)	1,255,000	1,019,688

See accompanying Notes to Schedule of Investments.	3

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

Valeant Pharmaceuticals Intl.
(Canada)
7.50%, 07/15/21 (d) (e)	3,200,000	3,464,000

		22,518,688

HOTEL, GAMING & LEISURE - 2.0%

Diamond Resorts Corp.
12.00%, 08/15/18	3,122,000	3,481,030
DreamWorks Animation SKG, Inc.
6.88%, 08/15/20 (e)	2,000,000	2,085,000

		5,566,030

MEDIA: BROADCASTING & SUBSCRIPTION - 3.4%

Intelsat Jackson Holdings SA
(Luxembourg)
5.50%, 08/01/23 (d) (e)	5,000,000	4,700,000
Nara Cable Funding Ltd. (Ireland)
8.88%, 12/01/18 (d) (e)	2,625,000	2,782,500
Ono Finance II PLC (Ireland)
10.88%, 07/15/19 (d) (e)	1,800,000	1,926,000

		9,408,500

METALS & MINING - 3.1%

Molycorp, Inc.
10.00%, 06/01/20	8,000,000	8,020,000
SunCoke Energy Partners
L.P./SunCoke Energy Partners
Finance Corp.
7.38%, 02/01/20 (e)	606,000	633,270

		8,653,270

SERVICES: CONSUMER - 3.0%

StoneMor Partners LP/Cornerstone
Family Services of West Virginia
7.88%, 06/01/21 (e)	7,921,000	8,178,432

TELECOMMUNICATIONS - 3.3%

Avanti Communications Group PLC
(United Kingdom)
10/01/19 (b) (c) (d) (e)	3,333,000	3,386,121
Avaya, Inc.
9.00%, 04/01/19 (e)	6,000,000	5,850,000

		9,236,121

Total Corporate Notes and Bonds (Cost $159,121,299)		157,349,143

Asset-Backed Securities (f) - 13.2%

ARES CLO Ltd. (Cayman Islands)
Series 2012-2X, Class E, 6.07%,
10/12/23 (b) (d) (g)	5,000,000	4,971,425
Atlas Senior Loan Fund Ltd.
(Cayman Islands)
Series 2012-1A, Class B2L,
6.51%, 08/15/24 (b) (d) (e) (g)	2,000,000	1,975,600

	Principal Amount ($)	Value ($)

Series 2012-1A, Class B3L,
7.76%, 08/15/24 (b) (d) (e) (g) .	5,000,000	5,025,000
Avalon IV Capital Ltd. (Cayman
Islands)
Series 2012-1A, Class E, 6.37%,
04/17/23 (b) (d) (e) (g)	4,500,000	4,448,948
Battalion CLO III Ltd. (Cayman
Islands)
Series 2012-3A, Class D, 5.56%,
01/18/25 (b) (d) (e) (g)	1,650,000	1,545,885
CECLO LP (Cayman Islands)
Series 2012-16X, Class D,
6.27%, 08/01/24 (b) (d) (g)	2,000,000	1,943,100
Cent CLO 17 (Cayman Islands)
Series 2013-17A, Class D,
6.27%, 01/30/25 (b) (d) (e) (g)	4,000,000	3,940,000
CIFC Funding Ltd. (Cayman
Islands)
Series 2012-1X, Class B2L,
7.26%, 08/14/24 (b) (d) (g)	2,000,000	2,002,000
Series 2012-2X, Class B2L,
6.26%, 12/05/24 (b) (d) (g)	3,000,000	2,940,000
Dryden XXIV Senior Loan Fund
(Cayman Islands)
Series 2012-24A, Class E,
Collateralized Loan Obligation,
6.16%, 11/15/23 (b) (d) (e) (g)	1,000,000	977,400
JFIN CLO 2012 Ltd. (Cayman
Islands)
Series 2012-1A, Class D, 5.77%,
07/20/23 (b) (d) (e) (g)	3,000,000	2,836,201
Marea CLO Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.37%,
10/16/23 (b) (d) (e) (g)	4,000,000	3,987,760

Total Asset-Backed Securities
(Cost $36,366,993)		36,593,319

Warrants - 0.0%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 0.0%

Medical Card Systems, Inc. (b)	50,689	41,058

Total Warrants
(Cost $ — )		41,058

Total Investments-144.3%		399,680,575
(Cost of $399,360,694) (h)
Other Assets & Liabilities, Net-5.5%		15,200,822
Loan Outstanding-(49.8)%		(138,000,000)

Net Assets -100.0%		276,881,397

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating

4	See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2013. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Securities exempt from registration under Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2013, these securities amounted to $139,439,647 or 50.4% of net assets.
(f)	Asset-backed securities include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.
(g)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2013.
(h)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$4,720,712
Gross unrealized depreciation	(4,400,831)

Net unrealized appreciation	$319,881

See accompanying Notes to Schedule of Investments.	5

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

As of September 30, 2013 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean price based on valuations provided by approved independent third party pricing services. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the Fund’s investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

Senior loans, corporate notes and bonds, collateralized loan obligations and warrants are priced based on valuations provided by approved independent, third-party pricing services or brokers, if available. If a price is not available from an independent, third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. Other investments, such as warrants, are priced based on model derived valuations in which one or more significant inputs or significant value drivers are unobservable. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

6

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

As of September 30, 2013 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at September 30, 2013 were valued using prices provided by approved third party pricing services and/or broker quotes or model derived valuations. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of September 30, 2013 are as follows:

Assets in Fair Value Hierarchy:	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cash and Cash Equivalents	$16,009,410	$16,009,410	$—	$—
Senior Loans	205,697,055	—	173,232,575	32,464,480
Corporate Notes and Bonds	157,349,143	—	153,963,022	3,386,121
Asset-Backed Securities	36,593,319	—	—	36,593,319
Warrants	41,058	—	—	41,058

Total Assets	$415,689,985	$16,009,410	$327,195,597	$72,484,978

The Fund did not have any liabilities that were measured at fair value at September 30, 2013. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2013:

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Asset-Backed Securities	Warrants
Fair Value, beginning of period	$—	$—	$—	$—	$—
Purchases	73,526,246	33,860,746	3,333,000	36,332,500	—
Sales	(1,613,202)	(1,613,202)	—	—	—
Accrued discounts/(premiums)	51,288	16,794	—	34,494	—
Total net realized losses	(33,923)	(33,923)	—	—	—
Total net unrealized appreciation	554,569	234,065	53,121	226,325	41,058

Fair Value, end of period	$72,484,978	$32,464,480	$3,386,121	$36,593,319	$41,058

There were no transfers in or out of Level 3 or Level 2 during the period ended September 30, 2013. Net change in unrealized appreciation attributable to Level 3 investments still held at September 30, 2013 was $554,569.

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2013:

Assets	Total Value at September 30, 2013	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range
Senior Loans	$32,464,480	Third party pricing and / or broker quotes	Vendor /or broker quotes	N/A	N/A
Corporate Notes & Bonds	$3,386,121	Third party pricing and / or broker quotes	Vendor / or broker quotes	N/A	N/A
Asset Backed Securities	$36,593,319	Third party pricing and / or broker quotes	Vendor / or broker quotes	N/A	N/A
Warrants	$41,058	Comparable Multiples	EBITDA Multiple	4.11x	4.11x

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

7

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(b)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Apollo Tactical Income Fund Inc.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date 11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date 11/22/13

By (Signature and Title)        /s/ Jodi Sarsfield

                                               Jodi Sarsfield, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date 11/22/13